CONSOLIDATED UNAUDITED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Ordinary Share [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Beginning balance at Dec. 31, 2021		$ 68,787	$ 90,089	$ (108,185)	$ 50,691
Beginning balance, shares at Dec. 31, 2021	[1]	4,840,089
Issuance of ordinary shares and warrants in March 2022 registered direct offerings, net of issuance expenses in an amount of $1,150		$ 14,815	(5,965)	0	8,850
Issuance of ordinary shares and warrants in March 2022 registered direct offerings, net of issuance expenses in an amount of $1,150, shares	[1]	1,000,000
Share-based compensation		$ 0	250	0	250
Net loss		0	0	(5,834)	(5,834)
Ending balance at Mar. 31, 2022		$ 83,602	84,374	(114,019)	53,957
Ending balance, shares at Mar. 31, 2022	[1]	5,840,089
Beginning balance at Dec. 31, 2021		$ 68,787	90,089	(108,185)	50,691
Beginning balance, shares at Dec. 31, 2021	[1]	4,840,089
Net loss					(10,641)
Ending balance at Jun. 30, 2022		$ 83,602	84,648	(118,826)	49,424
Ending balance, shares at Jun. 30, 2022	[1]	5,840,089
Beginning balance at Mar. 31, 2022		$ 83,602	84,374	(114,019)	53,957
Beginning balance, shares at Mar. 31, 2022	[1]	5,840,089
Share-based compensation		$ 0	274	0	274
Net loss		0	0	(4,807)	(4,807)
Ending balance at Jun. 30, 2022		$ 83,602	84,648	(118,826)	49,424
Ending balance, shares at Jun. 30, 2022	[1]	5,840,089
Beginning balance at Dec. 31, 2022		$ 83,664	84,941	(127,293)	41,312
Beginning balance, shares at Dec. 31, 2022	[1]	5,844,463
Share-based compensation		$ 0	156	0	156
Net loss		0	0	(4,442)	(4,442)
RSUs vesting		$ 46	(46)	0	0
RSUs vesting, shares	[1]	3,375
Ending balance at Mar. 31, 2023		$ 83,710	85,051	(131,735)	37,026
Ending balance, shares at Mar. 31, 2023	[1]	5,847,838
Beginning balance at Dec. 31, 2022		$ 83,664	84,941	(127,293)	41,312
Beginning balance, shares at Dec. 31, 2022	[1]	5,844,463
Net loss					(11,320)
Ending balance at Jun. 30, 2023		$ 83,728	85,075	(138,613)	30,190
Ending balance, shares at Jun. 30, 2023	[1]	5,849,216
Beginning balance at Mar. 31, 2023		$ 83,710	85,051	(131,735)	37,026
Beginning balance, shares at Mar. 31, 2023	[1]	5,847,838
Share-based compensation		$ 0	42	0	42
Net loss		0	0	(6,878)	(6,878)
RSUs vesting		$ 18	(18)	0	0
RSUs vesting, shares	[1]	1,378
Ending balance at Jun. 30, 2023		$ 83,728	$ 85,075	$ (138,613)	$ 30,190
Ending balance, shares at Jun. 30, 2023	[1]	5,849,216

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-20 reverse share split.